Accounting Changes - Narrative (Details) - Interest rate swap - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Notional amount	$ 150
Interest rate risk
Disclosure of changes in accounting estimates [line items]
Notional amount	$ 150	$ 150